Acquisitions and Other Transactions - Financing Package with Minerals 260 Limited on the BullaBulling Gold Project - Australia (Details) - Acquisition of Royalties - Bullabulling Royalty From Minerals 260 Limited
$ / shares in Units, $ in Millions, $ in Millions
	Feb. 26, 2026 AUD ($)	Feb. 26, 2026 USD ($)	Feb. 22, 2026 AUD ($) oz $ / shares shares	Feb. 22, 2026 USD ($)	Feb. 26, 2026 USD ($)	Feb. 22, 2026 USD ($) oz shares
Disclosure of detailed information about business combination [line items]
Purchase price			$ 170			$ 120.0
Royalty acquisition, value of shares to be subscribed			$ 50			$ 35.5
Historical gross royalty percentage			1.00%			1.00%
Percentage of increase in gross royalty			1.45%			1.45%
Percentage of new gross royalty held over tenements with no existing royalty			2.45%			2.45%
Upfront amount funded	$ 75	$ 53.3
Percentage of gross royalty decreased upon production			1.63%			1.63%
Quantity of ounces of gold produced | oz			4			4
Upfront amount payable on approval of FIRB	$ 95				$ 67.0
Number of shares committed to be purchased | shares			111,111,111			111,111,111
Share price per share | $ / shares			$ 0.45
Payments to purchase shares committed			$ 50	$ 35.5
Percentage of issued and outstanding shares owned			4.90%			4.90%